UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Advertising Agencies - 1.3%
Omnicom Group, Inc. (a)	97,000	$7,595,100

Aerospace & Defense - 1.2%
United Technologies Corporation	54,000	7,372,080

Air Delivery & Freight Services - 2.7%
FedEx Corporation	59,000	8,588,630
United Parcel Service, Inc. - Class B	65,000	7,788,300
		16,376,930
Airlines - 2.9%
Delta Air Lines, Inc.	125,000	7,200,000
JetBlue Airways Corporation (a)(b)	346,100	5,797,175
Spirit Airlines, Inc. (b)	123,900	4,497,570
		17,494,745
Auto Components - 2.1%
Aptiv PLC (c)	67,000	5,857,140
BorgWarner, Inc.	187,000	6,859,160
		12,716,300
Auto Manufacturers - 1.0%
General Motors Company	159,400	5,974,312

Capital Markets - 1.3%
Goldman Sachs Group, Inc.	36,500	7,563,895

Chemicals - 3.7%
Corteva, Inc.	134,999	3,779,972
Dow, Inc.	110,000	5,241,500
DuPont de Nemours, Inc.	70,000	4,991,700
Eastman Chemical Company	113,000	8,342,790
		22,355,962
Commercial Banks - 7.3%
Bank of New York Mellon Corporation	99,000	4,475,790
BB&T Corporation	75,000	4,002,750
Citizens Financial Group, Inc.	245,450	8,681,566
Fifth Third Bancorp	203,000	5,558,140
Prosperity Bancshares, Inc. (a)	77,000	5,438,510
U.S. Bancorp	152,000	8,411,680
Wells Fargo & Company	152,000	7,666,880
		44,235,316
Commercial Services - 1.7%
Moody's Corporation	31,200	6,390,696
S&P Global, Inc.	16,000	3,919,680
		10,310,376
Communications Equipment - 1.2%
Cisco Systems, Inc.	140,192	6,926,886

Computers - 3.2%
Apple, Inc.	24,000	5,375,280
International Business Machines Corporation (IBM)	45,000	6,543,900
Western Digital Corporation	121,100	7,222,404
		19,141,584
Consumer Finance - 2.9%
American Express Company	25,100	2,968,828
Equifax, Inc.	40,400	5,683,068
MasterCard, Inc. - Class A	16,000	4,345,120
Visa, Inc. - Class A (a)	26,000	4,472,260
		17,469,276
Containers & Packaging - 2.3%
Packaging Corporation of America (a)	56,000	5,941,600
WestRock Company	220,000	8,019,000
		13,960,600
Diversified Financial Services - 3.1%
Franklin Resources, Inc.	114,000	3,290,040
Invesco Ltd. (c)	540,000	9,147,600
Legg Mason, Inc. (a)	156,800	5,988,192
		18,425,832
E-Commerce - 1.0%
eBay, Inc.	158,300	6,170,534

Electrical Equipment - 2.9%
Eaton Corporation PLC (c)	64,000	5,321,600
Generac Holdings, Inc. (b)	109,000	8,539,060
Littelfuse, Inc. (a)	22,000	3,900,820
		17,761,480
Electronics - 1.9%
Keysight Technologies, Inc. (b)	34,100	3,316,225
Sensata Technologies Holding PLC (b)(c)	162,800	8,149,768
		11,465,993
Energy - 2.3%
Chevron Corporation	37,000	4,388,200
Exxon Mobil Corporation (a)	63,000	4,448,430
Schlumberger Ltd. (c)	152,000	5,193,840
		14,030,470
Food & Drug Retailers - 3.5%
CVS Health Corporation	186,300	11,749,941
Walgreens Boots Alliance, Inc.	171,000	9,458,010
		21,207,951
Health Care Equipment & Supplies - 5.2%
Baxter International, Inc.	41,000	3,586,270
Becton, Dickinson and Company	31,000	7,841,760
Danaher Corporation	21,000	3,033,030
Medtronic PLC (c)	74,000	8,037,880
Zimmer Biomet Holdings, Inc.	62,400	8,565,648
		31,064,588
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	35,000	7,606,200
Universal Health Services, Inc. - Class B	31,000	4,611,250
		12,217,450
Hotels & Leisure - 0.8%
SeaWorld Entertainment, Inc. (a)(b)	182,100	4,792,872

Hotels, Restaurants & Leisure - 1.1%
Norwegian Cruise Line Holdings Ltd. (b)(c)	133,000	6,885,410

Household Durables - 2.4%
Mohawk Industries, Inc. (b)	79,000	9,801,530
Snap-on, Inc. (a)	30,600	4,790,124
		14,591,654
Industrial Equipment Wholesale - 1.4%
WESCO International, Inc. (b)	171,727	8,203,399

Insurance - 4.2%
Aon PLC (c)	22,000	4,258,540
Marsh & McLennan Companies, Inc.	42,800	4,282,140
Prudential Financial, Inc.	74,000	6,656,300
Travelers Companies, Inc. (a)	30,400	4,520,176
Willis Towers Watson PLC (c)	30,000	5,789,100
		25,506,256
Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. (b)	500	981,305

Internet Software & Services - 1.1%
Alphabet, Inc. - Class C (b)	5,600	6,826,400

Machinery - 4.9%
AGCO Corporation	33,700	2,551,090
Caterpillar, Inc.	43,000	5,431,330
Cummins, Inc.	29,000	4,717,430
Gardner Denver Holdings, Inc. (b)	176,400	4,990,356
Middleby Corporation (b)	27,800	3,249,820
Parker-Hannifin Corporation	26,000	4,695,860
Regal Beloit Corporation	52,700	3,839,195
		29,475,081
Materials - 0.8%
Axalta Coating Systems Ltd. (b)(c)	153,113	4,616,357

Media - 5.6%
Comcast Corporation - Class A	147,000	6,626,760
Discovery, Inc. - Class C (a)(b)	423,850	10,435,187
Walt Disney Company	58,600	7,636,752
Viacom, Inc. - Class B	377,000	9,059,310
		33,758,009
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)(b)	37,000	4,223,920

Office Electronics - 1.2%
Zebra Technologies Corporation - Class A (b)	35,500	7,326,135

Pharmaceuticals - 0.5%
Thermo Fisher Scientific, Inc.	10,500	3,058,335

Restaurants - 2.0%
Cracker Barrel Old Country Store, Inc. (a)	21,000	3,415,650
Dine Brands Global, Inc. (a)	61,650	4,676,769
McDonald's Corporation	19,000	4,079,490
		12,171,909
Semiconductors & Semiconductor Equipment - 3.8%
Intel Corporation	180,000	9,275,400
Kulicke and Soffa Industries, Inc.	267,250	6,275,030
Lam Research Corporation	13,000	3,004,430
Texas Instruments, Inc.	36,000	4,652,640
		23,207,500
Software - 1.5%
Microsoft Corporation	33,000	4,587,990
Oracle Corporation	83,000	4,567,490
		9,155,480
Specialty Retail - 0.7%
Lowe's Companies, Inc.	40,000	4,398,400

Telecommunications - 1.0%
Corning, Inc.	210,000	5,989,200

Textiles, Apparel & Luxury Goods - 1.9%
Skechers U.S.A., Inc. - Class A (b)	60,100	2,244,735
Tapestry, Inc.	345,000	8,987,250
		11,231,985
Transportation Equipment - 1.3%
Greenbrier Companies, Inc. (a)	259,600	7,819,152

TOTAL COMMON STOCKS (Cost $512,745,381)		566,056,419

SHORT-TERM INVESTMENT - 6.3%
Money Market Deposit Account - 6.3%
U.S. Bank N.A., 1.81% (d)
Total Money Market Deposit Account	37,703,074	37,703,074

TOTAL SHORT-TERM INVESTMENT (Cost $37,703,074)		37,703,074

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.1%
Investment Company - 10.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (d)
Total Investment Company	61,164,875	61,164,875

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $61,164,875)		61,164,875

TOTAL INVESTMENTS - 110.2%
(Cost $611,613,330)		664,924,368
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%		(61,316,408)
TOTAL NET ASSETS - 100.0%		$603,607,960

PLC- Public Limited Company
(a)	All or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a value of $59,965,917 at September 30, 2019.
(b)	Non-income producing security.
(c)	U.S. Dollar-denominated foreign security.
(d)	The rate quoted is the annualized seven-day yield at period end.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$566,056,419	$-	$-	$566,056,419
Short-Term Investment	-	37,703,074	-	-	37,703,074
Investment Purchased with the Cash Proceeds From Securities Lending*	61,164,875	-	-	-	61,164,875
Total Investments	$61,164,875	$603,759,493	$-	$-	$664,924,368

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorizsed in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Airlines - 2.4%
Spirit Airlines, Inc. (a)	51,800	$1,880,340

Auto Components - 5.2%
Miller Industries, Inc.	38,800	1,292,040
Spartan Motors, Inc.	200,000	2,744,000
		4,036,040
Auto Manufacturers - 3.1%
Blue Bird Corporation (a)	128,000	2,436,480

Commercial Banks - 9.4%
Citizens Financial Group, Inc.	80,000	2,829,600
Home BancShares, Inc. (b)	85,000	1,597,575
Prosperity Bancshares, Inc. (b)	41,000	2,895,830
		7,323,005
Containers & Packaging - 3.2%
Westrock Company	68,000	2,478,600

Diversified Financial Services - 3.2%
Legg Mason, Inc. (b)	65,400	2,497,626

Electrical Equipment - 2.9%
Generac Holdings, Inc. (a)	15,000	1,175,100
Littelfuse, Inc. (b)	6,000	1,063,860
		2,238,960
Electronic Components - 0.7%
Vishay Intertechnology, Inc.	35,000	592,550

Electronics - 4.4%
Keysight Technologies, Inc. (a)	7,900	768,275
Sensata Technologies Holding PLC (a)(b)(c)	53,200	2,663,192
		3,431,467
Food Products - 1.9%
Hain Celestial Group, Inc. (a)(b)	69,000	1,481,775

Health Care Equipment & Supplies - 3.2%
Zimmer Biomet Holdings, Inc.	18,000	2,470,860

Health Care Products - 0.7%
Integra LifeSciences Holdings Corporation (a)	9,000	540,630

Hotels & Leisure - 3.0%
SeaWorld Entertainment, Inc. (a)(b)	90,900	2,392,488

Household Durables - 6.4%
Central Garden & Pet Company - Class A (a)	109,000	3,022,025
Lifetime Brands, Inc.	226,223	2,002,073
		5,024,098
Industrial Equipment Wholesale - 5.9%
Park-Ohio Holdings Corporation	51,000	1,522,860
WESCO International, Inc. (a)	64,000	3,057,280
		4,580,140
Machinery - 9.6%
AGCO Corporation	10,000	757,000
Federal Signal Corporation	32,000	1,047,680
Gardner Denver Holdings, Inc. (a)(b)	50,200	1,420,158
Lydall, Inc. (a)	60,000	1,494,600
Middleby Corporation (a)	7,200	841,680
Regal Beloit Corporation	26,200	1,908,670
		7,469,788

Materials - 2.5%
Axalta Coating Systems Ltd. (a)(c)	63,887	1,926,193

Media - 3.5%
Discovery, Inc. - Class C (a)(b)	110,150	2,711,893

Office Electronics - 2.4%
Zebra Technologies Corporation - Class A (a)	9,000	1,857,330

Pharmaceuticals - 3.4%
Prestige Brands Holdings, Inc. (a)(b)	77,000	2,671,130

Restaurants - 5.0%
Cracker Barrel Old Country Store, Inc. (b)	5,900	959,635
Denny's Corporation (a)	40,000	910,600
Dine Brands Global, Inc. (b)	27,350	2,074,771
		3,945,006
Semiconductors & Semiconductor Equipment - 3.6%
Kulicke and Soffa Industries, Inc.	120,250	2,823,470

Specialty Retail - 2.4%
Big Lots, Inc. (b)	78,000	1,911,000

Textiles, Apparel & Luxury Goods - 0.7%
Skechers U.S.A., Inc. - Class A (a)	15,505	579,112

Transportation Equipment - 5.3%
Greenbrier Companies, Inc. (b)	65,700	1,978,884
Wabash National Corporation	148,000	2,147,480
		4,126,364
TOTAL COMMON STOCKS (Cost $69,542,879)		73,426,345

SHORT-TERM INVESTMENT - 6.2%
Money Market Deposit Account - 6.2%
U.S. Bank N.A., 1.81% (d)
Total Money Market Deposit Account	4,822,056	4,822,056

TOTAL SHORT-TERM INVESTMENT (Cost $4,822,056)		4,822,056

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 27.9%
Investment Company - 27.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.14% (d)
Total Investment Company	21,747,767	21,747,767

TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $21,747,767)		21,747,767

TOTAL INVESTMENTS - 128.1%
(Cost $96,112,702)		99,996,168
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%		(21,921,457)
TOTAL NET ASSETS - 100.0%		$78,074,711

PLC- Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2019. Total loaned securities had a value of $21,310,041 at September 30, 2019.
(c)	U.S. Dollar-denominated foreign security.
(d)	The rate quoted is the annualized seven-day yield at period end.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$73,426,345	$-	$-	$73,426,345
Short-Term Investment	-	4,822,056	-	-	4,822,056
Investment Purchased with the Cash Proceeds From Securities Lending*	21,747,767	-	-	-	21,747,767
Total Investments	$21,747,767	$78,248,401	$-	$-	$99,996,168

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorizsed in the fair value hierarchy.
Refer to Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   November 26, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   November 26, 2019